Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Personnel Expenses Tables [Line Items]
Disclosure Of Employee Benefits Tables Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Salaries
1
5,898 5,528 5,723
Variable compensation
2
7,669 7,636 7,973
of which: performance awards 2,841 2,910 2,916
of which: financial advisors
3
4,549 4,508 4,860
of which: other 279 217 196
Contractors 98 119 142
Social security 835 730 762
Post-employment benefit plans
4
579 555 582
of which: defined benefit plans 259 256 280
of which: defined contribution plans 320 299 303
Other personnel expenses 576 513 479
Total personnel expenses 15,655 15,080 15,661
1 Includes role-based

allowances.

2 Refer to

Note 27 for

more information.

3 Consists of

cash and deferred

compensation awards

and is based

on compensable

revenues and firm

tenure using a

formulaic
approach. It also

includes expenses

related to compe

nsation commitments

with financial advisors

entered into

at the time

of recruitment that

are subject

to vesting requirements.

4 Refer to Note

26 for

more
information. Includes curtailment

gains of USD
3
m for the

year ended 31

December 2023 (for

the year ended

31 December 2022:

USD
13
m; for the

year ended 31 December

2021: USD
49 m), which represent a
reduction in the defined benefit obligation related to the Swiss pension plan resulting from a decrease in headcount following restructuring activities.